RELATED PARTIES BALANCES AND TRANSACTIONS	9 Months Ended
Apr. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 4 – RELATED PARTIES BALANCES AND TRANSACTIONS

Due from related party consists of:

Due from related party represents a receivable of $54,167 from RQS Capital at July 31, 2023. The receivable, which was non-interest bearing and due on demand, was collected by the Company in December 2023.

Due to related parties consists of:

		Transaction	April 30,	July 31,
Name	Relationship	Nature	2024	2023
Zhigang Pei*	Former Chairman of the Board and owner of Silver Glory Group Limited	Working capital advances and operating expenses paid on behalf of the Company	$–	$220,909
RQS Capital	Director and Vice President, 61.89% shareholder	Company cash collection due to RQS Capital	2,271	2,132
Ying Deng**	RQS Capital’s 30% owner and Roshing’s 10% owner	Working capital advances and operating expenses paid on behalf of the Company	28,083	53,036

TOTAL			$30,354	$276,077

*	$220,909 of this liability was converted to 220,909 shares of common stock on January 19, 2024.

**	$24,953 of this liability was forgiven in November 2023.

These liabilities are unsecured, non-interest bearing, and due on demand.

Employment agreements with officers and director retainer agreements

Tianci currently maintains two employment agreements and six director retainer agreements with its officers and directors. The agreements have terms of 3 years and each provide for monthly compensation in amounts ranging from $1,300 per month to $3,800 per month.

For the three and nine months ended April 30, 2024, we accrued management compensation expenses of $56,400 and $176,400, respectively. For the three and nine months ended April 30, 2023, we accrued management compensation expenses of $60,000. These amounts are included in “general and administrative expenses” in the accompanying consolidated statements of operations.

Office space sharing agreement with related parties

On August 28, 2021, Roshing entered into an office space sharing agreement with Shufang Gao, 60% owner of RQS Capital, and Ying Deng, 30% owner of RQS Capital, for office space in Shenzhen, China. The agreement provided for Gao and Deng, sub lessees under a separate office space sharing agreement relating to the use of the premises from August 28, 2021, to August 31, 2024, to pay monthly rent to the lessee ranging from RMB 12,320 (approximately $1,726) to RMB 13,583 (approximately $1,903) on behalf of Roshing. The rent expenses paid by Gao and Deng were billed directly to Gao and Deng by the Lessee and the sublease is between Gao and Deng and the Lessee. The Company has no obligation, directly or indirectly, to reimburse or otherwise compensate Gao and Deng for paying these expenses. For the three months ended April 30, 2024 and 2023, the Company has accounted for this agreement by charging general and administrative expenses for $0 and $5,648, respectively, and crediting additional paid-in capital for $0 and $5,648, respectively. For the nine months ended April 30, 2024 and 2023, the Company has accounted for this agreement by charging general and administrative expenses for $0 and $14,727, respectively, and crediting additional paid-in capital for $0 and $14,727, respectively. The office sharing agreement was terminated on May 31, 2023 when Roshing moved all of its operations to its office in Hong Kong.